Summary of Significant Accounting Policies - Schedule of Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer, software and office equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer, software and office equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years